CONVERTIBLE DEBENTURES - Summary of Convertible Debentures (Details) - CAD		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning balance		CAD 1,560,700,000
Premium accretion		11,400,000	[1]	CAD 15,100,000
Repayment of convertible debentures		(126,600,000)	[2]	0
Ending balance		610,500,000		1,560,700,000
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%
Conversion price (per Pengrowth share)	CAD 11.51
Beginning balance		126,600,000		137,000,000
Repurchase of convertible debentures				(10,200,000)
Premium accretion				(200,000)
Repayment of convertible debentures	CAD (126,600,000)	(126,600,000)
Ending balance		0		CAD 126,600,000
Face value		CAD 0

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.